Cover Page Cover Page	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity File Number	000-10792
Entity Registrant Name	HORIZON BANCORP, INC.
Entity Central Index Key	0000706129
Amendment Flag	false
Title of 12(b) Security	Common stock, no par value
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1562417
Trading Symbol	HBNC
Security Exchange Name	NASDAQ
Entity Address, Address Line One	515 Franklin Street
Entity Address, City or Town	Michigan City
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46360
City Area Code	219
Local Phone Number	879-0211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false